Loans and asset quality - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 479	$ 216	$ 252
Charge-offs	(18)	(1)	(14)
Recoveries	8	5	3
Net recoveries (charge-offs)	(10)	4	(11)
Provision	(228)	328	(25)
Ending balance	241	479	216
Allowance for loan losses	196	358	122
Allowance for credit losses on lending related commitments	45	121	94
Individually evaluated for impairment:
Loan balance	130	20	15
Allowance for loan losses	5	0	0
Collectively evaluated for impairment:
Loan balance			54,938
Allowance for loan losses			122
Provision for other credit losses	(3)	8
Collateral dependent loans	130	20
Fair value of collateral	149	30
Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		(69)
Ending balance			(69)
Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		147
Ending balance			147
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	16
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	(4)
Ending balance	12	16
Allowance for loan losses	3
Allowance for credit losses on lending related commitments	9
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	430
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	(231)
Ending balance	199	430
Allowance for loan losses	171
Allowance for credit losses on lending related commitments	28
Individually evaluated for impairment:
Loan balance	111
Allowance for loan losses	5
Financial institutions
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	10
Charge-offs	0
Recoveries	2
Net recoveries (charge-offs)	2
Provision	1
Ending balance	13	10
Allowance for loan losses	6
Allowance for credit losses on lending related commitments	7
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
Lease financings
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	(1)
Ending balance	1	2
Allowance for loan losses	1
Allowance for credit losses on lending related commitments	0
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
Wealth management loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	0
Ending balance	1	1
Allowance for loan losses	1
Allowance for credit losses on lending related commitments	0
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
Wealth management mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	7
Charge-offs	(1)
Recoveries	0
Net recoveries (charge-offs)	(1)
Provision	0
Ending balance	6	7
Allowance for loan losses	5
Allowance for credit losses on lending related commitments	1
Individually evaluated for impairment:
Loan balance	18
Allowance for loan losses	0
Other residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	13
Charge-offs	(1)
Recoveries	6
Net recoveries (charge-offs)	5
Provision	(11)
Ending balance	7	13
Allowance for loan losses	7
Allowance for credit losses on lending related commitments	0
Individually evaluated for impairment:
Loan balance	1
Allowance for loan losses	0
Capital call financing
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	2
Ending balance	2	0
Allowance for loan losses	2
Allowance for credit losses on lending related commitments	0
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
All Other
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Charge-offs	(16)
Recoveries	0
Net recoveries (charge-offs)	(16)
Provision	16
Ending balance	0	0
Allowance for loan losses	0
Allowance for credit losses on lending related commitments	0
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
Domestic | Overdrafts
Collectively evaluated for impairment:
Loan balance			524
Domestic | Margin loans
Collectively evaluated for impairment:
Loan balance			11,907
Domestic | Other
Collectively evaluated for impairment:
Loan balance			1,167
Domestic | Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	16	60	81
Charge-offs		0	(12)
Recoveries		0	0
Net recoveries (charge-offs)		0	(12)
Provision		(1)	(9)
Ending balance		16	60
Allowance for loan losses		6	11
Allowance for credit losses on lending related commitments		10	49
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Collectively evaluated for impairment:
Loan balance			1,442
Allowance for loan losses			11
Domestic | Commercial | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		(43)
Ending balance			(43)
Domestic | Commercial | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		17
Ending balance			17
Domestic | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	430	76	75
Charge-offs		0	0
Recoveries		0	0
Net recoveries (charge-offs)		0	0
Provision		340	1
Ending balance		430	76
Allowance for loan losses		324	57
Allowance for credit losses on lending related commitments		106	19
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Collectively evaluated for impairment:
Loan balance			5,575
Allowance for loan losses			57
Domestic | Commercial real estate | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		14
Ending balance			14
Domestic | Commercial real estate | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		90
Ending balance			90
Domestic | Financial institutions
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	10	20	22
Charge-offs		0	0
Recoveries		0	0
Net recoveries (charge-offs)		0	0
Provision		(4)	(2)
Ending balance		10	20
Allowance for loan losses		6	5
Allowance for credit losses on lending related commitments		4	15
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Collectively evaluated for impairment:
Loan balance			4,852
Allowance for loan losses			5
Domestic | Financial institutions | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		(6)
Ending balance			(6)
Domestic | Financial institutions | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		14
Ending balance			14
Domestic | Lease financings
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2	3	5
Charge-offs		0	0
Recoveries		0	0
Net recoveries (charge-offs)		0	0
Provision		(1)	(2)
Ending balance		2	3
Allowance for loan losses		2	3
Allowance for credit losses on lending related commitments		0	0
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Collectively evaluated for impairment:
Loan balance			537
Allowance for loan losses			3
Domestic | Lease financings | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		0
Ending balance			0
Domestic | Lease financings | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		3
Ending balance			3
Domestic | Wealth management loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1	5
Charge-offs		0
Recoveries		0
Net recoveries (charge-offs)		0
Provision		1
Ending balance		1	5
Allowance for loan losses		1
Allowance for credit losses on lending related commitments		0
Individually evaluated for impairment:
Loan balance		0
Allowance for loan losses		0
Domestic | Wealth management loans | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		(5)
Ending balance			(5)
Domestic | Wealth management loans | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		0
Ending balance			0
Domestic | Wealth management mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	7	15
Charge-offs		0
Recoveries		0
Net recoveries (charge-offs)		0
Provision		(1)
Ending balance		7	15
Allowance for loan losses		6
Allowance for credit losses on lending related commitments		1
Individually evaluated for impairment:
Loan balance		20
Allowance for loan losses		0
Domestic | Wealth management mortgages | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		(7)
Ending balance			(7)
Domestic | Wealth management mortgages | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		8
Ending balance			8
Domestic | Wealth management loans and mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		20	21
Charge-offs			(1)
Recoveries			0
Net recoveries (charge-offs)			(1)
Provision			0
Ending balance			20
Allowance for loan losses			18
Allowance for credit losses on lending related commitments			2
Individually evaluated for impairment:
Loan balance			15
Allowance for loan losses			0
Collectively evaluated for impairment:
Loan balance			16,035
Allowance for loan losses			18
Domestic | Other residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	13	13	16
Charge-offs		(1)	(1)
Recoveries		5	3
Net recoveries (charge-offs)		4	2
Provision		(6)	(5)
Ending balance		13	13
Allowance for loan losses		13	13
Allowance for credit losses on lending related commitments		0	0
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Collectively evaluated for impairment:
Loan balance			494
Allowance for loan losses			13
Domestic | Other residential mortgages | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		2
Ending balance			2
Domestic | Other residential mortgages | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		15
Ending balance			15
Domestic | All Other
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		0	0
Charge-offs			0
Recoveries			0
Net recoveries (charge-offs)			0
Provision			0
Ending balance			0
Allowance for loan losses			0
Allowance for credit losses on lending related commitments			0
Individually evaluated for impairment:
Loan balance			0
Allowance for loan losses			0
Collectively evaluated for impairment:
Loan balance			13,598
Allowance for loan losses			0
Foreign
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0	24	32
Charge-offs		0	0
Recoveries		0	0
Net recoveries (charge-offs)		0	0
Provision		0	(8)
Ending balance		0	24
Allowance for loan losses		0	15
Allowance for credit losses on lending related commitments		0	9
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Collectively evaluated for impairment:
Loan balance			12,405
Allowance for loan losses			15
Foreign | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		(24)
Ending balance			(24)
Foreign | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		0
Ending balance			$ 0
Foreign | Commercial | Reclassification
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan losses		10
Foreign | Financial institutions | Reclassification
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan losses		10
Foreign | Lease financings | Reclassification
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan losses		$ 4